Exceptional Items - Schedule (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Analysis of income and expense [abstract]
Business transformation program (1)	€ 10.2	€ 12.3	€ 21.2	€ 32.8
Organizational streamlining program (2)	1.7	0.0	7.8	0.0
Supply chain network optimization	1.9	0.0	1.9	0.0
Settlement of legacy matters (4)	1.1	0.1	1.1	3.1
Exceptional items	€ 14.9	€ 12.4	€ 32.0	€ 35.9